ASSET ACQUISITION - Summary of fair value analysis of the net assets acquired (Detail) - Beautiful House [Member] - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jul. 22, 2020
Business Acquisition [Line Items]
Apartment rental agreements	¥ 649,733
Trademarks	194,971
Liabilities assumed by the Group	(349,665)	¥ (349,665)
Total	¥ 495,039